Consolidated Statements of Cash Flows - CAD	3 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Statement of Cash Flows [Abstract]
Net loss	CAD (1,990,861)	CAD (2,120,040)
Items not affecting cash
Depreciation	91,508	92,235
Stock-based compensation (Note 7)	822,925	660,109
Deferred share units (Note 8)	7,261	8,051
Accreted interest on convertible debenture (Note 5)	83,230	8,831
Unrealized foreign exchange gain	(37,871)	(18,046)
Change in non-cash operating assets & liabilities
Accounts receivable	(597,077)	192,329
Investment tax credits	(62,469)	(82,562)
Prepaid expenses, sundry and other assets	(42,907)	(69,576)
Inventory	(402,974)	0
Accounts payable, accrued liabilities and employee costs payable	483,936	(455,398)
Deferred revenue (Note 3)	(75,000)	0
Cash flows used in operating activities	(1,720,299)	(1,784,067)
Financing activities
Repayment of principal on convertible debenture (Note 5)	(150,000)	0
Issuance of common shares on exercise of options (Note 7)	12,465	0
Repayment of capital lease obligations	(5,332)	(5,322)
Issuance of common shares on at-the-market financing (Note 6)	577,023	397,244
Financing cost for shares issued	(16,565)	(11,142)
Proceeds from issuance of common shares on exercise of warrants (Note 9)	265,350	122,092
Cash flows provided from financing activities	682,941	502,872
Investing activity
Purchase of property and equipment (Note 4)	(722,442)	(49,317)
Cash flows used in investing activities	(722,442)	(49,317)
Decrease in cash	(1,759,800)	(1,330,512)
Cash, beginning of period	4,144,424	1,755,196
Cash, end of period	2,384,624	424,684
Supplemental cash flow information
Interest paid	30,062	15,277
Taxes paid	CAD 0	CAD 0